Collaboration and License Agreements	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaboration and License Agreements
3.	Collaboration and License Agreements
Shenzhen Salubris Pharmaceuticals Co. Ltd. License Agreement
On November 30, 2018, the Company entered into a License Agreement (the Salubris Agreement) with Shenzhen Salubris Pharmaceutical Co. Ltd., (Salubris), pursuant to which the Company granted an exclusive, royalty-bearing license, with the right to grant sublicenses to Salubris to research, develop, use, make, have made, sell, offer for sale, have sold, import, and otherwise commercialize nanatinostat in combination an antiviral drug such as valganciclovir in the Republic of China, excluding Hong Kong, Macau, and Taiwan (Territory). The Company also issued an exclusive royalty-bearing license, to make and have made nanatinostat for use solely as a component of a combination therapy product utilizing sequential or concurrent administration of nanatinostat and an antiviral drug such as valganciclovir, in any and all dosage forms, formulations, presentations, administrations, line extensions and package configurations (Core Product) or a Product that includes a Core Product in combination with one or more of the approved or investigational drugs, but excluding NK Cell Therapy controlled by the
Pre-existing
Partner (NantKwest, Inc.) and is sold together for a single price in a single package (Combination Product) in the Territory and to offer for sale, sell, use, import and otherwise Commercialize nanatinostat solely as a component of a Core Product or a Combination Product (Products) in the Territory. Finally, the Company issued a non-exclusive
royalty-bearing license, with the right to grant sublicenses to make and have made Products, nanatinostat as a component of the Products, outside the Territory for use and commercialization solely within the Territory.
Salubris will be responsible for all regulatory filings and regulatory approvals and has the sole right to manufacture and commercialize in the Territory. The Company and Salubris will be performing development and commercialization activities within their respective territory independent of one another and any development work completed by Viracta that benefits the development efforts within the Salubris territory will be reimbursed to Viracta. Salubris has the option to request that the Company perform additional development work, however Salubris is solely responsible for all costs incurred related to the development work. Salubris’ option to request the Company to perform additional development work is not deemed a performance obligation or a material right.

On November 30, 2018, concurrent with the negotiating of the Salubris Agreement, the Company entered into an agreement where Salubris purchased $10.0 million in the Company’s Series C Preferred Stock (the Series C SPA)
.
In accordance with the Salubris Agreement, the Company is also eligible to receive up to a total of $103.0 million in milestone payments, with respect to the licensed products. The Company is also eligible to earn tiered royalties on net sales of licensed products by Salubris, its affiliates or sublicensees, ranging from high single digits to the mid-teens,
which royalties are potentially subject to various reductions and offsets.
Unless earlier terminated, the Salubris Agreement will continue on a product-by-product
basis until the expiration of all applicable royalty terms with respect to all products in the Territory. There are no performance, cancellation, termination or refund provisions in the arrangement that contain material financial consequences to the Company.
Revenue Recognition
The Company determined that the Salubris Agreement and the Series C SPA were negotiated concurrently and in contemplation of one another. Based on these facts and circumstances, the Company evaluated the provisions of the agreements on a combined basis. The Company concluded that the contract counterparty, Salubris, was a customer. The Company identified the license, including the initial technology transfer, as the only performance obligation under the Salubris Agreement.
The Company received $2.0 million of cash in November 2018 associated with Series C SPA, of which an initial transaction price of $1.1 million was attributed as the value of the license provided to Salubris which was delivered in connection with the execution of the Salubris Agreement in November 2018 and recognized at a point in time. The balance received of $0.9 million was recorded as the initial fair value of the preferred stock purchase right asset received by the Company. The Company has recognized no revenue from milestones (variable consideration), which are fully constrained, or royalties to date.
NantKwest License Agreement
On May 1, 2017, the Company entered into a License Agreement (the NK Agreement) with NantKwest, Inc. (NantKwest), whereby the Company granted an exclusive worldwide license to NantKwest and its affiliates to develop and commercialize nanatinostat for use in combination with NK cell immunotherapies. NantKwest will be responsible for conducting all necessary studies, including safety studies and clinical trials necessary in connection with seeking regulatory approvals to market the product in any territory. If NantKwest requires nanatinostat, the Company has the right to manufacture nanatinostat to be sold as part of a therapeutic product utilizing nanatinostat at a transfer price related to Viracta’s cost to NantKwest.
In accordance with the NK Agreement, the Company is also eligible to receive up to a total of $100.0 million in milestone payments, with respect to the licensed products. The Company is eligible to earn tiered royalties on net sales of licensed products by NantKwest, its affiliates or sublicensees, ranging from the low to mid-single
digits. The Company has recognized no revenue from mi
le
stones (variable consideration), which are fully constrained, or royalties to date.
Unless earlier terminated, the NK Agreement will continue until the expiration of all applicable royalty terms on a product-by-product
and
country-by-country
basis. There are no performance, cancellation, termination, or refund provisions in the arrangement that contain material financial consequences to the Company.
Boston University License Agreement
In 2007, the Company’s predecessor entity, HemaQuest, entered into a License Agreement (the

BU Agreement) with Boston University for the exclusive rights to certain patents. The principal consideration for the use of the patents was the issuance of shares of the Company’s preferred stock to Boston University. In addition, the terms of the BU Agreement require the Company to reimburse Boston University for certain legal costs related to patents licensed under the BU Agreement. The Company is also obligated to pay royalties to Boston University based on events defined in the BU Agreement, including an annual minimum royalty. During the years ended December 31, 2020 and 2019 the Company incurred $55,792 and $51,552, respectively, in expenses related to the BU Agreement. For each year, the annual minimum royalty of $30,000 was recorded as research and development expense. The Company also reimbursed Boston University for legal expenses related to the prosecution of patents amounting to $25,792 and $21,552 for the years ended December 31, 2020 and 2019, respectively. These reimbursements were charged to general and administrative expense.